Accounts Receivable, Net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance of expected credit loss	¥ (206)		¥ (154)	¥ (486)	¥ (602)
Total	11,924	$ 1,729	29,318
Product sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	7,663		26,739
Online marketing and information service and other service [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 4,467		¥ 2,733